REVENUE FROM PRODUCT SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gold income	$ 4,480	$ 4,388		$ 3,903
By-products	102	113		126
Revenue from product sales	4,582	4,501	[1],[2]	4,029	[1],[2]
Spot market sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gold income	4,213	4,388		3,903
Concentrate sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gold income	$ 267	$ 0		$ 0

[1]	The operating profit sub-total which was previously included in the presentation of the income statement has been removed
[2]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.